Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

Oil and Natural Gas Properties.  As of March 31, 2015 and December 31, 2014, we had approximately $8.9 billion and $8.7 billion of total property, plant, and equipment, net of accumulated depreciation, depletion and amortization on our balance sheet, substantially all of which related to both proved and unproved oil and natural gas properties. At March 31, 2015 and December 31, 2014, the costs associated with unproved oil and natural gas properties totaled approximately $0.5 billion and $0.7 billion, respectively.  During the first quarter of 2015, we transferred approximately $0.2 billion from unproved properties to proved properties.  For the quarters ended March 31, 2015 and 2014, we recorded $4 million and $7 million, respectively, of amortization of unproved leasehold costs in exploration expense in our consolidated income statement.   Suspended well costs were not material as of March 31, 2015 or December 31, 2014.
Impairment Assessment. Forward commodity prices can play a significant role in determining future impairments of our proved or unproved property. Due to the continued decline in oil prices in the first quarter of 2015, we reviewed our proved and unproved property for impairment. For the quarters ended March 31, 2015 and 2014, we did not record any impairments of our oil and natural gas properties included in continuing operations. Considering the significant amount of fair value allocated to our oil and natural gas properties pursuant to our acquisition in 2012 by affiliates of Apollo Global Management, LLC (Apollo) and other private equity investors, sustained lower oil and natural gas prices and further price reductions or changes to our future capital and development plans due to the lower price environment could result in an impairment of the carrying value of our proved and/or unproved properties in the future, and such charges could be material.
Leasehold acquisition costs associated with non-producing areas are assessed for impairment based on our estimated drilling plans and capital expenditures relative to potential lease expirations. Our unproved property costs were approximately $0.5 billion at March 31, 2015, of which approximately $0.4 billion was associated with Wolfcamp and $0.1 billion with Altamont. Generally, economic recovery of unproved reserves in such areas is not yet supported by actual production or conclusive formation tests, but may be confirmed by our continuing exploration and development activities.  Our allocation of capital to the development of unproved properties may be influenced by changes in commodity prices (e.g. the decline in oil prices beginning in the fourth quarter of 2014), the availability of drilling rigs and associated costs, and/or the relative returns of our unproved property development in comparison to the use of capital for other strategic objectives.  Due to the significant decline in oil prices, we have reduced our expected capital expenditures in certain of our operating areas for 2015; however, we currently have the intent and ability to fulfill our drilling commitments prior to the expiration of the associated leases.  Should oil prices not justify sufficient capital allocation to the continued development of these unproved properties, we could incur impairment charges of our unproved property, and such charges could be material.

Asset Retirement Obligations.  We have legal asset retirement obligations associated with the retirement of our oil and natural gas wells and related infrastructure. We incur these obligations when production on those wells is exhausted, when we no longer plan to use them or when we abandon them. We accrue these obligations when we can estimate the timing and amount of their settlement.
In estimating the liability associated with our asset retirement obligations, we utilize several assumptions, including a credit-adjusted risk-free rate between 7-9 percent and a projected inflation rate of 2.5 percent.  The net asset retirement liability as of March 31, 2015 on our consolidated balance sheet in other current and non-current liabilities and the changes in the net liability from January 1 through March 31, 2015 were as follows:

2015
(in millions)
Net asset retirement liability at January 1	$42
Liabilities incurred	1
Liabilities settled	(1)
Accretion expense	1
Net asset retirement liability at March 31	$43

Capitalized Interest.  Interest expense is reflected in our financial statements net of capitalized interest.  Capitalized interest for the quarters ended March 31, 2015 and 2014 was approximately $4 million and $5 million, respectively.

5.  Property, Plant and Equipment

Oil and Natural Gas Properties.  As of December 31, 2014 and 2013, we had approximately $8.7 billion and $7.4 billion of total property, plant, and equipment, net of accumulated depreciation, depletion, and amortization on our balance sheet, substantially all of which related to both proved and unproved oil and natural gas properties. At December 31, 2014 and 2013, the cost associated with unproved oil and natural gas properties totaled approximately $0.7 billion and $1.4 billion, respectively.  During 2014, we transferred approximately $0.7 billion from unproved properties to proved properties. During 2014, 2013 and the period from March 23 to December 31, 2012, we recorded $18 million, $36 million and $23 million, respectively, of amortization of unproved leasehold costs in exploration expense in our consolidated income statement. Suspended well costs were not material as of December 31, 2014 or December 31, 2013.

Impairment Assessment / Ceiling Test Charges. Forward commodity prices can play a significant role in determining future impairments of our proved or unproved property. Due to the significant decline in oil prices in the fourth quarter of 2014, we reviewed our proved and unproved property for impairment.  In 2014, 2013 and from the Acquisition (May 25, 2012) to December 31, 2012, all periods under which we applied the successful efforts method, we did not record any impairments of our oil and gas properties included in continuing operations. Under the full cost method of accounting, the predecessor recorded a non-cash charge of approximately $62 million in the period from January 1 to May 24, 2012, as a result of the decision to exit exploration and development activities in Egypt.  The charge related to unevaluated costs in that country and included approximately $2 million related to equipment.  Considering the significant amount of fair value allocated to our natural gas and oil properties in conjunction with the Acquisition, sustained lower oil and natural gas prices, further price reductions or changes to our future capital and development plans due to the lower price environment could result in an impairment of the carrying value of our proved and/or unproved properties in the future, and such charges could be significant.

Leasehold acquisition costs associated with non-producing areas are assessed for impairment based on our estimated drilling plans and capital expenditures relative to potential lease expirations. Our unproved property costs were approximately $0.7 billion at December 31, 2014, of which approximately $0.4 billion was associated with Wolfcamp, $0.2 billion with Altamont and $0.1 billion with Eagle Ford. Generally, economic recovery of unproved reserves in such areas is not yet supported by actual production or conclusive formation tests, but may be confirmed by our continuing exploration and development activities.  Our allocation of capital to the development of unproved properties may be influenced by changes in commodity prices (e.g. the rapid decline in oil prices in the fourth quarter of 2014), the availability of drilling rigs and associated costs, and/or the relative returns of our unproved property development in comparison to the use of capital for other strategic objectives.  Due to the significant decline in oil prices, we have reduced our expected capital expenditures in certain of our operating areas for 2015; however, we currently have the intent and ability to fulfill our drilling commitments prior to the expiration of the associated leases.  Among other factors, should oil prices not justify sufficient capital allocation to the continued development of these unproved properties, we could incur impairment charges of our unproved property, and such charges could be significant.

Asset Retirement Obligations.  We have legal asset retirement obligations associated with the retirement of our oil and natural gas wells and related infrastructure. We incur these obligations when production on those wells is exhausted, when we no longer plan to use them or when we abandon them. We accrue these obligations when we can estimate the timing and amount of their settlement.

In estimating the liability associated with our asset retirement obligations, we utilize several assumptions, including a credit-adjusted risk-free rate of between 7-9 percent and a projected inflation rate of 2.5 percent. Changes in estimates in the table below represent changes to the expected amount and timing of payments to settle our asset retirement obligations. Typically, these changes primarily result from obtaining new information about the timing of our obligations to plug and abandon oil and natural gas wells and the costs to do so. The net asset retirement liability as of December 31 on our consolidated balance sheet in other current and non-current liabilities and the changes in the net liability for the periods ended December 31 were as follows:

	2014	2013
	(in millions)
Net asset retirement liability at January 1	$30	$24
Liabilities incurred	10	6
Liabilities settled	(2)	(2)
Accretion expense	3	2
Changes in estimate	2	1
Property sales	—	(1)
Other	(1)	—
Net asset retirement liability at December 31	$42	$30

Capitalized Interest.  Interest expense is reflected in our financial statements net of capitalized interest. We capitalize interest primarily on the costs associated with drilling and completing wells until production begins. The interest rate used is the weighted average interest rate of our outstanding borrowings. Capitalized interest for the year ended December 31, 2014 and 2013 was approximately $21 million and $19 million, respectively.  For the period from March 23, 2012 (inception) to December 31, 2012, capitalized interest was $12 million, and for the predecessor period from January 1, 2012 to May 24, 2012, it was $4 million.